COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses dated April 22, 2013, as amended April 29, 2013 and Prospectuses dated May 1, 2013

Accordingly, effective July 29, 2013, all references to Investec Asset Management US Ltd. as a subadvisor to the Fund in each Summary Prospectus and Prospectus are hereby deleted and the following changes will go into effect:

The information below supplements and replaces the information in the "Natural Resource Companies" section on page 6 of the Prospectuses and page 3 of the Summary Prospectuses:

The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies are primarily involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource or are companies which provide services to such companies, such as equipment manufacturers.

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund also may participate in the IPO market of securities issued by natural resource companies.